497(e)
                                                                      33-47949

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED JANUARY 14, 2002, TO THE MAY 1, 2001 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:


   Momentum(SM)
   Momentum Plus(SM)
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.


1. NEW VARIABLE INVESTMENT OPTIONS:

The following is added to the Prospectuses under "Fee table":

A. We anticipate making available the variable investment options described below on or about January 14, 2002, subject to state availability.




------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------- ---------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           expense       Expenses
                             (1)                   limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ ADVISORS TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ/International Equity      0.35%         0.25%      0.50%         1.10%       To replicate as  Deutsche Asset
Index                                                                           closely as       Management, Inc.
                                                                                possible
                                                                                (before
                                                                                deduction
                                                                                of
                                                                                Portfolio
                                                                                expenses)
                                                                                the total
                                                                                return
                                                                                of the MSCI EAFE
                                                                                Index

-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/J.P. Morgan Core Bond     0.44%         0.25%     0.11%         0.80%        High total       J.P. Morgan
                                                                                return           Investment
                                                                                consistent with  Management, Inc.
                                                                                moderate risk
                                                                                of capital and
                                                                                maintenance of
                                                                                liquidity
-------------------------    ------------- ------- ------------- ----------    ----------------- ----------------------
EQ/Small Company Index       0.17%         0.25%     0.43%         0.85%        To replicate     Deutsche Asset
                                                                                as closely as    Management, Inc.
                                                                                possible
                                                                                (before the
                                                                                deduction of
                                                                                Portfolio
                                                                                expenses) the
                                                                                total return of
                                                                                the MSCI EAFE
                                                                                Index
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA PREMIER VIP TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------

AXA Premier VIP Core        0.32%         0.25%   0.38%         0.95%           To seek a         BlackRock Advisors, Inc.
Bond                                                                            balance of a      Pacific Investment
                                                                                high current      Management Company, LLC
                                                                                income and        (PIMCO)
                                                                                capital
                                                                                appreciation,
                                                                                consistent with
                                                                                a prudent level
                                                                                of risk

-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Health     1.20%         0.25%   0.40%         1.85%            Long-term growth  A I M Capital
Care                                                                            of capital        Management, Inc.
                                                                                                  Dresdner RCM Global
                                                                                                  Investors, LLC
                                                                                                  Wellington Management
                                                                                                  Company, LLP
-------------------------  ------------------------------------------------  ------------------------------------------


------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------- ---------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           expense       Expenses
                             (1)                   limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA PREMIER VIP TRUST
PORTFOLIOS: (continued)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------

AXA Premier VIP            1.03%         0.25%    0.52%        1.80%            Long-term growth  Alliance Capital
International  Equity                                                           of capital        Management, L.P.
                                                                                                  through its
                                                                                                  Bernstein Investment
                                                                                                  Research and Management
                                                                                                  Unit
                                                                                                  Bank of Ireland
                                                                                                  Asset Management (U.S.)
                                                                                                  Limited
                                                                                                  Oppenheimer Funds,
                                                                                                  Inc.
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Core Equity                                                                 of capital        Management, L.P.,
                                                                                                  through its Bernstein
                                                                                                  Investment Research
                                                                                                  and Management Unit
                                                                                                  Janus Capital
                                                                                                  Corporation
                                                                                                  Thornburg Investment
                                                                                                  Management, Inc.
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Growth                                                                      of capital        Management, L.P.
                                                                                                  Dresdner RCM Global
                                                                                                  Investors, LLC
                                                                                                  TCW Investment
                                                                                                  Management Company
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Value                                                                       of capital        Management, L.P.
                                                                                                  MFS Investment
                                                                                                  Management
                                                                                                  Institutional Capital
                                                                                                  Corporation
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            0.95%         0.25%   0.40%         1.60%            Long-term growth  Alliance Capital
Small/Mid Cap Growth                                                            of capital        Management, L.P.
                                                                                                  MFS Investment
                                                                                                  Management
                                                                                                  RS Investment
                                                                                                  Management, L.P.
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            0.95%         0.25%   0.40%         1.60%            Long-term growth  AXA Rosenberg Investment
Small/Mid Cap Value                                                             of capital        Management, LLC
                                                                                                  The Boston Company
                                                                                                  Asset Management, LLC
                                                                                                  TCW Investment
                                                                                                  Management Company
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            1.20%         0.25%   0.40%         1.85%            Long-term growth  Alliance Capital
Technology                                                                      of capital        Management, L.P.
                                                                                                  Dresdner RCM Global
                                                                                                  Investors, LLC
                                                                                                  Firsthand Capital
                                                                                                  Management, Inc.

-------------------------  ------------------------------------------------  ------------------------------------------



(1) The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders. See footnote (4) for any expense limitation agreement information.
(2) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by each Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee can be increased in accordance with the terms of the Rule 12b-1 Plan and the Investment Company Act of 1940.
(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital for the Portfolios of AXA Premier VIP Trust was invested on December 31, 2001, "Other Expenses" shown for these Portfolios are estimated. See footnote
    (4) for any expense limitation agreement information.

(4) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective from May 1, 2001 (or the date initial seed capital was invested, if later) to April 30, 2002 for Portfolios available through EQ Advisors Trust and to April 30, 2003 for Portfolios available under AXA Premier VIP Trust. Under these agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information, see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.


------------------------------------------------------------------------------------------------------------------------------
                                          MANAGEMENT FEE (BEFORE ANY FEE WAIVERS     OTHER EXPENSES (BEFORE ANY FEE WAIVERS
             PORTFOLIO NAME                   AND/OR EXPENSE REIMBURSEMENTS)             AND/OR EXPENSE REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index                              0.35%                                    0.50%
------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                                   0.45%                                    0.11%
------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                                     0.25%                                    0.43%
------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                  0.60%                                    0.38%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                                1.20%                                    0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity                       1.05%                                    0.52%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity                      0.90%                                    0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                           0.90%                                    0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                            0.90%                                    0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Growth                           1.10%                                    0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Value                            1.10%                                    0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                                 1.20%                                    0.40%
------------------------------------------------------------------------------------------------------------------------------

(5) The investment results you achieve in each of these variable investment options will depend on the investment performance of the corresponding Portfolio of the Trusts that share the same name as that option. The adviser(s) shown is the adviser(s) who makes the investment decisions for the Portfolio.

B. Examples with respect to the new variable investment options:

The examples below show the expenses that a hypothetical contract owner or participant would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.935 per $1,000. These examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer, except for plans with 10 or fewer participants. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have a quarterly administrative charge; or (ii) the current charges under your contract are lower than the maximum charges used in the examples below.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown.(2) Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


-----------------------------------------------------------------------------------------------
                                          IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH
                                                 PERIOD SHOWN, THE EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------------
                                         1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 86.60     $ 141.81     $ 199.80     $ 281.17
-----------------------------------------------------------------------------------------------
AXA Premier VIP Health Care             $ 95.48     $ 168.08     $ 242.95     $ 370.54
-----------------------------------------------------------------------------------------------
AXA Premier VIP International Equity    $ 94.98     $ 166.64     $ 240.60     $ 365.79
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   $ 90.55     $ 153.55     $ 219.19     $ 321.91
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        $ 90.55     $ 153.55     $ 219.19     $ 321.91
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         $ 90.55     $ 153.55     $ 219.19     $ 321.91
-----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    $ 93.01     $ 160.84     $ 231.14     $ 346.53
-----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     $ 93.01     $ 160.84     $ 231.14     $ 346.53
-----------------------------------------------------------------------------------------------
AXA Premier VIP Technology              $ 95.48     $ 168.08     $ 242.95     $ 370.54
-----------------------------------------------------------------------------------------------
EQ/International Equity Index           $ 88.08     $ 146.22     $ 207.11     $ 296.64
-----------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                $ 85.12     $ 137.38     $ 192.44     $ 265.46
-----------------------------------------------------------------------------------------------
EQ/Small Company Index                  $ 85.62     $ 138.86     $ 194.90     $ 270.72
-----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                        IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF
                                               EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------------
                                         1 YEAR     3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 25.11     $  77.22   $ 131.95     $ 281.17
-----------------------------------------------------------------------------------------------
AXA Premier VIP Health Care             $ 34.55     $ 105.26   $ 178.17     $ 370.54
-----------------------------------------------------------------------------------------------
AXA Premier VIP International Equity    $ 34.03     $ 103.72   $ 175.65     $ 365.79
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   $ 29.31     $  89.75   $ 152.72     $ 321.91
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        $ 29.31     $  89.75   $ 152.72     $ 321.91
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         $ 29.31     $  89.75   $ 152.72     $ 321.91
-----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    $ 31.93     $  97.52   $ 165.51     $ 346.53
-----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     $ 31.93     $  97.52   $ 165.51     $ 346.53
-----------------------------------------------------------------------------------------------
AXA Premier VIP Technology              $ 34.55     $ 105.26   $ 178.17     $ 370.54
-----------------------------------------------------------------------------------------------
EQ/International Equity Index           $ 26.68     $  81.93   $ 139.78     $ 296.64
-----------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                $ 23.54     $  72.49   $ 124.07     $ 265.46
-----------------------------------------------------------------------------------------------
EQ/Small Company Index                  $ 24.06     $  74.07   $ 126.71     $ 270.72
-----------------------------------------------------------------------------------------------

(1) The amount accumulated could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because the amount applied to purchase an annuity payout option must be at least $3,500. See "Accessing your money" in your prospectus. In some cases, charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, will be deducted from the amount applied, if applicable.
(2) Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.


2. NEW TRUST

The nine new AXA Premier VIP Portfolios are part of the AXA Premier VIP Trust. Accordingly, the following changes are made to each prospectus:

A. A new section is added to each prospectus following "About EQ Advisors Trust" as follows:

"About AXA Premier VIP Trust

AXA Premier VIP Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. The Trust issues different shares relating to each Portfolio. Equitable Life serves as the investment manager of the Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those advisers. AXA Premier VIP Trust commenced operations on December 31, 2001. The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about the Trust, its Portfolio investment objectives, policy restrictions, risks, expenses, the Rule 12b-1 Plan relating to its Class IB shares, and other aspects of its operations appear in its prospectus attached at the end of this Supplement, or in its SAI which is available upon request."

B. The discussion in the section "About your voting rights" in each prospectus is amended to apply to AXA Premier VIP Trust in addition to EQ Advisors Trust.


3. THE FIRST SENTENCE OF THE THIRD PARAGRAPH IN THE SECTION TITLED, "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" UNDER "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" NOW READS AS FOLLOWS:

If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Alliance Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, AXA Premier VIP Core Bond, EQ/J.P. Morgan Core Bond or EQ/Alliance High Yield options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of:

    (i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or

   (ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.


4. TAX CHANGES

A. The following paragraph, describing certain changes that will be effective for the calendar year 2002, is added as the fifth paragraph under "Tax aspects of contributions to a plan" in "Tax Information" in the prospectuses:

"For 2002, the limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $40,000 or 100% of the compensation or earned income for each participant. In 2002, the employer may not consider compensation in excess of $200,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half of the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation. A participant cannot elect to defer annually more than $11,000 in 2002 (which amount shall increase by $1,000 each year up to 2006) annually under all salary reduction arrangements with all employers in which the individual participates. Effective January 1, 2002, employees who are at least age 50 at any time during 2002 can make additional "catch-up" elective deferrals of $1,000 (which catch-up amount will increase by $1,000 each year through 2006)."

B. The following sentence, describing certain changes that will be effective for the calendar year 2002, is added as a second paragraph under "Eligible rollover distributions" in "Tax Information" in the prospectuses:

"In addition, beginning in 2002, eligible rollover distributions can be rolled over directly to an annuity under Section 403(b) of the Internal Revenue Code or a retirement plan under section 457 of the Internal Revenue Code by the individual to another plan or IRA within 60 days of receipt."


4